Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 44,239	$ 114,723	$ 308,770	$ 317,931
Cost of Goods Sold
Production and amortization	26,593	72,653	193,674	228,863
Gross profit	17,646	42,070	115,096	89,068
General and administrative	122,250	105,791	575,783	635,091
Executive compensation	51,000	285,000	481,000	602,000
Impairment expense	0	256,737	565,737	173,879
Total expenses	173,250	647,528	1,622,520	1,410,970
Net loss before other income (expense)	(155,604)	(605,458)	(1,507,424)	(1,321,902)
Other income (expense):
Gain (loss) on sale of mineral properties			2,621	0
Gain on forgiveness of debt	0	86,746	322,731	0
Gain (loss) on derivative instruments			(5,265)	0
Interest expense	(123,596)	(385,589)	(2,115,799)	(1,412,177)
Total other income (expense)	(123,596)	(298,843)	(1,795,712)	(1,412,177)
Net loss before income taxes	(279,200)	(904,301)	(3,303,136)	(2,734,079)
Provision for income taxes	0	0	0	0
Net loss	(279,200)	(904,301)	(3,303,136)	(2,734,079)
Other comprehensive income (expense)	0	8,114	8,114	0
Comprehensive loss	$ (279,200)	$ (896,187)	$ (3,295,022)	$ (2,734,079)
Weighted average common shares outstanding - basic and fully diluted	48,295,256	33,844,015	44,476,603	28,221,310
Net loss per common share basic and fully diluted	$ (0.01)	$ (0.03)	$ (0.07)	$ (0.10)